Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Revenues
Sales to third parties	$ 39,287,999	$ 28,356,763	$ 28,626,970
Sales to related parties	1,952	7,200	16,323
Total revenues	39,289,951	28,363,963	28,643,293
Cost of revenues from continuing operations	(34,180,670)	(23,712,541)	(23,564,091)
Gross profit	5,109,281	4,651,422	5,079,202
Operating expenses
Allowance for doubtful accounts	875,094	(818,199)
Selling and distribution expenses	(292,709)	(258,561)	(478,433)
General and administrative expenses	(2,838,790)	(1,307,579)	(1,580,422)
Total operating expenses	(2,256,405)	(2,384,339)	(2,058,855)
Income from operations	2,852,876	2,267,083	3,020,347
Other (expenses) income
Interest income	33,576	183	453
Interest expense	(73,866)	(168,657)
Amortization of debt issuance costs	0	1,093,440	3,201,257
Other (expenses) income , net	(379,225)	88,886	(8,009)
Total other expenses, net	(419,515)	(1,173,028)	(3,208,813)
Income (loss) before income taxes	2,433,361	1,094,055	(188,466)
Provision for income taxes	(25,571)	(16,753)	(29,813)
Net income (loss) from continuing operations	2,407,790	1,077,302	(218,279)
Net loss from discontinued operations, net of tax	(51,352)	(263,847)	(92,725)
Net income (loss)	2,356,438	813,455	(311,004)
Net loss attributable to noncontrolling interest from discontinued operations	1,976	10,151	3,567
Net income (loss) attributable to Farmmi, Inc.	2,358,414	823,606	(307,437)
Comprehensive income (loss)
Net income (loss)	2,356,438	813,455	(311,004)
Foreign currency translation gain (loss)	1,990,561	1,423,862	(1,005,793)
Total comprehensive income (loss)	4,398,351	2,237,317	(1,316,797)
Comprehensive income (loss) attributable to Farmmi, Inc.	(46,526)	(30,933)	36,324
Comprehensive income (loss) attributable to Farmmi, Inc.	$ 4,351,826	$ 2,206,384	$ (1,280,473)
Basic	102,842,495	16,244,856	12,183,847
Diluted	104,455,189	16,244,856	12,183,847
Continuing operations	$ 0.02	$ 0.07	$ (0.02)
Discontinued operations	0.00	(0.02)	(0.01)
Continuing operations	0.02	0.07	(0.02)
Discontinued operations	$ 0.00	$ (0.02)	$ (0.01)